As filed with the Securities and Exchange Commission on August 24, 2000 Registration Nos.
33-32704
811-05980

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                              [ ]
Post-Effective Amendment No. 16                          [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 17                                         [X]
                    (Check appropriate box or boxes)


               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                       Newport Beach, California  92660
             (Address of Depositor's Principal Executive Offices)

                                (949) 219-3743
             (Depositor's Telephone Number, including Area Code)

                               Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
              (Name and Address of Agent for Service of Process)

                       Copies of all communications to:

          Diane N. Ledger                         Jane A. Kanter, Esq.
   Pacific Life Insurance Company                Dechert Price & Rhoads
           P.O. Box 9000                          1775 Eye Street, N.W.
Newport Beach, California 92658-9030          Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering ________________________________

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on August 28, 2000 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Select Variable Annuity individual flexible premium variable accumulation deferred annuity contracts.

Filing Fee: None

                                  PROSPECTUS

(Included in Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-00-000956, filed on April 21, 2000, and incorporated by reference herein.)

                     STATEMENT OF ADDITIONAL INFORMATION

Included in Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-00-000956 filed on April 21, 2000, and incorporated by reference herein.)

                      Supplement Dated August 28, 2000 to
                        Prospectus Dated May 1, 2000 for
          Pacific Select Variable Annuity, a variable annuity contract
                    Issued by Pacific Life Insurance Company

                          -----------------------------------------------------
Termination of the         The assets of Pacific Select Fund Bond and Income
Bond and                   Portfolio, the underlying Portfolio for the Bond
Income Investment          and Income Variable Account, are scheduled to be
Option                     transferred to the Pacific Select Fund Managed Bond
                           Portfolio in exchange for shares of the Managed
Other terms of your        Bond Portfolio (the "reorganization") on September
policy will not change     22, 2000, at or about 4:00 p.m. Eastern time (the
as a result of the         "reorganization date"). At the same time that this
transaction described      reorganization occurs, the corresponding
in this supplement.        Accumulation Units and Subaccount Annuity Units of
                           the Bond and Income Variable Account will automatically be transferred to the Managed Bond
                           Variable Account in exchange for corresponding units of that Investment Option. The Bond and Income Variable Account will cease to exist.

                           You need not take any action regarding the reorganization. The transfer of your units will occur automatically on the reorganization date.

                           If you do not wish to participate in the Managed Bond Investment Option, you can transfer among the Investment Options as usual. There will be no charge on transfers for at least 60 days from the reorganization date. Thereafter, Pacific Life reserves the right to impose transfer fees for transfers as stated in the Prospectus, but there is no current plan to do so. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make annually.

                           Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income Variable Account, the instruction will be deemed an instruction for the Managed Bond Variable Account. Instructions include, but are not limited to instructions for Purchase Payment allocations, any transfer or exchange instructions, including instructions under the Portfolio Rebalancing, Dollar Cost Averaging, and Partial Withdrawal instructions.

                          -----------------------------------------------------
Postponement of the        The reorganization date may be postponed if:
Transaction
                           . the New York Stock Exchange or another primary
If the reorganization        trading market for Portfolio securities of the
date of the Bond and         Bond and Income Portfolio and/or the Managed Bond
Income Portfolio is          Portfolio is closed to trading or otherwise
postponed, the               restricted, or
corresponding transfer
from the Bond and          . trading or the reporting of trading on the New
Income Variable              York Stock Exchange or other primary trading
Account to the Managed       market is disrupted and the Fund's board of
Bond Variable Account        trustees believes the value of the net assets in
will also be                 either Portfolio cannot be accurately appraised.
postponed.
                           If either of these events occur, the transaction described above will be postponed until the first business day after trading is fully resumed and reporting has been restored.

This supplement replaces An Overview of Pacific Select Variable Annuity: Fees and Expenses Paid by the Pacific Select Fund: Other Expenses with the following:

                       Other Expenses
                       The table also shows the Fund expenses for each Portfolio based on expenses in 1999, adjusted to reflect recently reduced custody fees. To help limit Fund expenses, effective July 1, 2000 we have contractually agreed to waive all or part of our investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established 0.25% expense cap. Any amounts repaid to us will have the effect of increasing expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 1999, Pacific Life reimbursed the Small-Cap Index Portfolio $96,949.

                    -----------------------------------------------------------------------
                                                                    Less
                                        Advisory Other    Total     adviser's     Total net
                    Portfolio           fee      expenses expenses+ reimbursement expenses
                    -----------------------------------------------------------------------
                                            As an annual % of average daily net assets
                    Aggressive Equity     0.80     0.04     0.84          --        0.84
                    Emerging Markets/1/   1.10     0.19     1.29          --        1.29
                    Diversified
                     Research/2/          0.90     0.05     0.95          --        0.95
                    Small-Cap Equity      0.65     0.04     0.69          --        0.69
                    International
                     Large-Cap/2/         1.05     0.10     1.15          --        1.15
                    Bond and Income       0.60     0.05     0.65          --        0.65
                    Equity                0.65     0.03     0.68          --        0.68
                    I-Net Tollkeeper/2/   1.50     0.14     1.64        (0.04)      1.60
                    Multi-Strategy        0.65     0.04     0.69          --        0.69
                    Equity Income         0.65     0.04     0.69          --        0.69
                    Growth LT             0.75     0.03     0.78          --        0.78
                    Mid-Cap Value         0.85     0.07     0.92          --        0.92
                    Equity Index/3/       0.25     0.04     0.29          --        0.29
                    Small-Cap Index       0.50     0.30     0.80        (0.20)      0.60
                    REIT                  1.10     0.15     1.25        (0.05)      1.20
                    International Value   0.85     0.09     0.94          --        0.94
                    Government Securities 0.60     0.05     0.65          --        0.65
                    Managed Bond/1/       0.60     0.05     0.65          --        0.65
                    Money Market/1/       0.35     0.04     0.39          --        0.39
                    High Yield Bond/1/    0.60     0.05     0.65          --        0.65
                    Large-Cap Value       0.85     0.08     0.93          --        0.93
                    -----------------------------------------------------------------------

                       /1/ Total adjusted net expenses for these Portfolios in
                           1999, after deduction of an offset for custodian credits were: 1.28% for Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.

                       /2/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 1999 because the Portfolios started after December 31, 1999.

                       /3/ Total adjusted net expenses for the Equity Index
                           Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the Portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this Portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.

                       + The Fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0023% or less of any Portfolio's average daily net assets.

                      ---------------------------------------------------------
Examples is amended    The following is added to Examples:

                       Different examples are presented below that show expenses that an Owner of a Contract with Accumulated Value allocated to a Variable Account would pay at the end of one, three, five or ten years if, at the end of those time periods, the Contract is (1) surrendered,
                       (2) annuitized, (3) not surrendered or annuitized. The examples assume a $1000 investment and a 5% annual rate of return. In addition, the examples reflect an average initial premium of approximately $45,000 and a prorata portion of the annual Maintenance Fee. Each example shows expenses based upon allocation to each of the Variable Accounts.

                       The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown. The 5% return assumed in the examples is hypothetical and should not be considered a representation of past or future actual returns, which may be greater or lesser than the assumed amount.

                   ---------------------------------------------------------------------------------------
                                                                                      Contract not
                                                                                      Surrendered or
                                                                                      Annuitized and
                                            Contract Surrendered Contract Annuitized  Remains in Force at
                                            at End of Time       at End of Time       End of Time
                                            Period ($)           Period* ($)          Period ($)
                   ---------------------------------------------------------------------------------------
                   Variable Account         1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------------
                   Aggressive Equity        77   117  150  263   77   72   123  263   23   72   123  263
                   ---------------------------------------------------------------------------------------
                   Emerging Markets         82   130  172  306   82   85   145  306   28   85   145  306
                   ---------------------------------------------------------------------------------------
                   Diversified Research     78   120  156  274   78   75   129  274   24   75   129  274
                   ---------------------------------------------------------------------------------------
                   Small-Cap Equity         76   112  142  248   76   67   115  248   22   67   115  248
                   ---------------------------------------------------------------------------------------
                   Bond and Income          76   113  143  249   76   68   116  249   22   68   116  249
                   ---------------------------------------------------------------------------------------
                   International Large-Cap  80   126  166  294   80   81   139  294   26   81   139  294
                   ---------------------------------------------------------------------------------------
                   Equity                   76   112  142  247   76   67   115  247   22   67   115  247
                   ---------------------------------------------------------------------------------------
                   I-Net Tollkeeper         85   140  188  337   85   95   161  337   31   95   161  337
                   ---------------------------------------------------------------------------------------
                   Multi-Strategy           76   112  142  248   76   67   115  248   22   67   115  248
                   ---------------------------------------------------------------------------------------
                   Equity Income            76   112  142  248   76   67   115  248   22   67   115  248
                   ---------------------------------------------------------------------------------------
                   Growth LT                77   115  147  257   77   70   120  257   23   70   120  257
                   ---------------------------------------------------------------------------------------
                   Mid-Cap Value            78   119  154  271   78   74   127  271   24   74   127  271
                   ---------------------------------------------------------------------------------------
                   Equity Index             72   100  121  204   72   55    94  204   18   55    94  204
                   ---------------------------------------------------------------------------------------
                   Small-Cap Index          75   110  138  238   75   65   111  238   21   65   111  238
                   ---------------------------------------------------------------------------------------
                   REIT                     81   128  168  299   81   83   141  299   27   83   141  299
                   ---------------------------------------------------------------------------------------
                   International Value      78   120  155  273   78   75   128  273   24   75   128  273
                   ---------------------------------------------------------------------------------------
                   Government Securities    75   111  140  243   75   66   113  243   21   66   113  243
                   ---------------------------------------------------------------------------------------
                   Managed Bond             75   111  140  242   75   66   113  242   21   66   113  242
                   ---------------------------------------------------------------------------------------
                   Money Market             73   103  127  215   73   58   100  215   19   58   100  215
                   ---------------------------------------------------------------------------------------
                   High Yield Bond          75   111  140  242   75   66   113  242   21   66   113  242
                   ---------------------------------------------------------------------------------------
                   Large-Cap Value          78   120  155  272   78   75   128  272   24   75   128  272
                   ---------------------------------------------------------------------------------------

                       * In this example, it is assumed that an Annuity Option
                         has been selected that provides for annuity payments that continue for at least five years, in which case the withdrawal charge would not be assessed if the Contract was in force during the Accumulation Period for at least two Contract Years.

Part C:  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A:

                    Part B:

                    (1)  Registrant's Financial Statements

                    Audited Financial Statements dated as of December 31, 1999 which are incorporated by reference from the 1999 Annual Report include the following for Pacific Select Variable Annuity Separate Account:

                         Statements of Assets and Liabilities
                         Statements of Operations
                         Statements of Changes in Net Assets
                         Notes to Financial Statements

                    (2)  Depositor's Financial Statements

                    Audited Consolidated Financial Statements dated as of December 31, 1999 and 1998 and for the three year period ended December 31, 1999, included in Part B include the following for Pacific Life:

                         Independent Auditor's Report
                         Consolidated Statements of Financial Condition Consolidated Statements of Operations
                         Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                         Notes to Consolidated Financial Statements

               (b)  Exhibits

                    1.  (a)  Resolution of the Board of Directors of the
                             Depositor authorizing establishment of Separate Accounts and Memorandum establishing Pacific Select Variable Annuity Separate Account./1/

                        (b) Memorandum dated October 1, 1993 authorizing establishment of Growth LT Variable Account./1/

                        (c) Memorandum dated September 16, 1994 authorizing
                            establishment of Equity and Bond and Income Variable Accounts/1/

                        (d) Memorandum Establishing Two New Variable Accounts -
                            Aggressive Equity and Emerging Markets
                            Portfolios/1/

                        (e) Resolution of the Board of Directors of Pacific Life
                            Insurance Company authorizing conformity to the terms of the current Bylaws/3/

                    2.      Not applicable

                    3.  (a) Distribution Agreement between Pacific Mutual Life and Pacific Equities Network ("PEN") (Now named Pacific Mutual Distributors, Inc. ("PMD")/1/

                        (b) Form of Selling Agreement between Pacific Mutual
                            Life, PMD and Various Broker-Dealers/1/

                    4.  (a) Form of Individual Flexible Premium Variable
                            Accumulation Deferred Annuity Contract, Form 90-53
                            /1/

                        (b) Guaranteed Death Benefit Rider/1/

                        (c) Individual Retirement Annuity Rider/1/

                        (d) Pension Plan Rider/1/

                        (e) Required Distributions for Compliance with Section
                            72(S) Rider/1/

                        (f) Endorsement (Preauthorized Withdrawal Feature)/1/

                        (g) Endorsement (Distribution of In-Kind Securities)/1/

                        (h) Free Look Sticker ST-43/1/

                        (i) Minimum Guaranteed Death Benefit and Terminal
                            Illness Waiver Endorsement E-93-9053/1/

                        (j) Changes to Contract Endorsement E1-95-9053/1/

                        (k) Required Distributions for Compliance with Section
                            72(S) of the Internal Revenue Code of 1986, amended (the Code) Rider R72S-9553/1/

                        (l) 403(b) Tax Sheltered Annuity Rider R-403B-9553/1/

                        (m) Section 457 Plan Rider R-95-457/1/

                        (n) Qualified Plan Loan Endorsement/1/

                        (o) 403(b) Tax Sheltered Annuity Rider/2/

                        (p) IRA Rider (Form R-IRA 198)/3/

                        (q) Roth IRA Rider (Form R-RIRA 198)/3/

                        (r) Simple IRA Rider (Form R-SIRA 198)/3/

                    5. Application Form for Individual Flexible Premium Variable/3/

                         Accumulation Deferred Annuity Contract, Form
                         AP9230-1/1/

                   6.    (a)  Articles of Incorporation of Pacific Life/3/

                         (b)  By-laws of Pacific Life/3/

                   7.    Not applicable

                   8.    Fund Participation Agreement/5/

                   9. Opinion and Consent of legal officer of Pacific Mutual as to the legality of Contracts being registered/1/

                  10.    (a)  Independent Auditors' Consent/6/

                         (b)  Consent of Dechert Price & Rhoads/1/

                  11.    Not applicable

                  12.    Not applicable

                  13.    Performance Calculations/6/

                  14.    Not applicable

                  15.    Powers of Attorney/5/

                  16.    Not applicable


/1/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-97-000782 filed on April 29, 1997 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-98-000944 filed on April 29, 1998 and incorporated by reference herein.

/4/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-99-000770 filed on April 30, 1999 and incorporated by reference herein.

/5/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-00-000580 filed on February 29, 2000 and incorporated by reference herein.

/6/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-00-000956 filed on April 21, 2000 and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life
          --------------------------------------

                            Positions and Offices
Name and Address            with Pacific Life
----------------            ---------------------

Thomas C. Sutton            Director, Chairman of the Board, and
                            Chief Executive Officer

Glenn S. Schafer            Director and President

Khanh T. Tran               Director, Senior Vice President and Chief Financial
                            Officer

David R. Carmichael         Director, Senior Vice President and General
                            Counsel

Audrey L. Milfs             Director, Vice President and Corporate
                            Secretary

Edward R. Byrd              Vice President and Controller

Brian D. Klemens            Vice President and Treasurer

Gerald W. Robinson          Executive Vice President

___________________________________

The address for each of the persons listed above is as follows:

          700 Newport Center Drive
          Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Variable Annuity Separate Account

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                   PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                     LEGAL STRUCTURE

          Pacific Life is a California Stock Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Corporation), Pacific Select Distributors, Inc. (formerly known as Pacific Mutual Distributors, Inc.), and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Corporation), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc., Pacific Financial Products Inc. (a Delaware Corporation), PPA LLC (a Delaware Limited Liability Company), CCM LLC (a Delaware Limited Liability Company), NFJ LLC (a Delaware Limited Liability Company), and PIMCO Holding LLC (a Delaware Limited Liability Company). Pacific Asset Management LLC has a 32% beneficial economic interest in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.


Item 27.  Number of Contractholders
          -------------------------

          Approximately        28,054 Qualified
                               36,869 Non Qualified

Item 28. Indemnification
         ---------------

     (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) provides substantially as follows:

         Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

         PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

     (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) and Various Broker-Dealers provides substantially as follows:

         Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

         Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29. Principal Underwriters
         ----------------------

     (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Separate Account A, Separate Account B, Pacific Corinthian Variable Separate Account and Pacific Select Fund.

     (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

         (c) PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records
         --------------------------------

             The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services
          -------------------

          Not applicable

Item 32.  Undertakings
          ------------

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations
--------------------------

          (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
              Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

          (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program and the provisions of paragraphs (a)-(d) of the Rule have been complied with.

          (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 24th day of August, 2000.

                PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

                BY:  PACIFIC LIFE INSURANCE COMPANY

                BY:  __________________________________
                     Thomas C. Sutton*
                     Chairman and Chief Executive Officer

                BY:  PACIFIC LIFE INSURANCE COMPANY
                             (Depositor)

                BY:  __________________________________
                     Thomas C. Sutton*
                     Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                           Title                         Date

____________________    Director, Chairman of the Board    August 24, 2000
Thomas C. Sutton*       and Chief Executive Officer

____________________    Director and President             August 24, 2000
Glenn S. Schafer*

____________________    Director, Senior Vice              August 24, 2000
Khanh T. Tran*          President and Chief Financial
                        Officer

____________________    Director, Senior Vice              August 24, 2000
David R. Carmichael*    President and General Counsel

____________________    Director, Vice President and       August 24, 2000
Audrey L. Milfs*        Corporate Secretary

____________________    Vice President and Controller      August 24, 2000
Edward R. Byrd*

____________________    Vice President and Treasurer       August 24, 2000
Brian D. Klemens*

____________________    Executive Vice President           August 24, 2000
Gerald W. Robinson*


*BY:  /s/ DAVID R. CARMICHAEL                              August 24, 2000
      David R. Carmichael
      as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 13 of the Registration Statement filed on February 29, 2000 on Form N-4, Accession No. 0001017062-00-000580, as Exhibit 15.)